UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders

SEMI-ANNUAL REPORT 2015

SunAmerica Series, Inc.

■  Focused Asset Allocation Strategies

■  Focused Dividend Strategy Portfolio

■  SunAmerica Strategic Value Portfolio

■  SunAmerica Select Dividend Growth Portfolio

April 30, 2015  SEMI-ANNUAL REPORT

SunAmerica Series, Inc.

SunAmerica Focused Asset Allocation Strategies
Focused Multi-Asset Strategy Portfolio (FASAX)
Focused Balanced Strategy Portfolio (FBAAX)
Focused Dividend Strategy Portfolio (FDSAX)
SunAmerica Strategic Value Portfolio (SFVAX)
SunAmerica Select Dividend Growth Portfolio (SDVAX)

Table of Contents

A Message from the President	2
Expense Example	4
Statements of Assets and Liabilities	6
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Portfolio of Investments	16
Notes to Financial Statements	32
Approval of the Investment Advisory and Management Agreement	49

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual update for SunAmerica Series, Inc. (the "SunAmerica Series"), including the Focused Asset Allocation Strategies, Focused Dividend Strategy Portfolio, SunAmerica Strategic Value Portfolio and SunAmerica Select Dividend Growth Portfolio (the "Portfolios"), for the six-month period ended April 30, 2015.

Overall, global equities advanced solidly during the semi-annual period, while global bonds struggled, delivering negative returns.

During the semi-annual period ended April 30, 2015, global equities achieved gains for the eleventh consecutive quarter. As the semi-annual period began in November and December 2014, there was no shortage of headlines for investors to fret over – Ebola fears escalated, Japan's recession deepened, Europe's economy remained near stalling speed, oil prices plunged, and Chinese manufacturing data disappointed. The U.S. economy remained a bright spot in the global landscape, as it had grown during the third quarter of 2014 at its fastest pace in more than a decade. Accommodative global monetary policy continued to be a central theme. The Bank of Japan had unexpectedly expanded its quantitative easing (QE) policy in late October 2014; the People's Bank of China surprised markets in November 2014 with its first rate cut in two years; and the European Central Bank maintained its dovish stance, being cautious about raising interest rates, and hinted that sovereign QE may begin early in 2015. The end of the U.S. Federal Reserve's (the "Fed's") QE in October 2014 was ultimately a non-event, as the move was widely expected. In the fixed income market, global government bond prices gained amid the flight to quality and expectations that the combination of subpar global economic growth and low inflation would keep central banks accommodative. Absolute returns in the major fixed income sectors were mixed as the decline in government bond yields was not enough to offset the credit-spread widening in sectors such as high yield and emerging markets.

During the first quarter of 2015, Europe proved the bright spot, due to further accommodative monetary policy and encouraging economic data, including positive trends in manufacturing, exports and economic sentiment. There were a few worrisome data points, including disappointing manufacturing data from China and Japan. Fears about Greece's future in the European Union resurfaced amid uncertainty about the disbursement of more bailout aid. U.S. stocks lagged the broader global equity market, as some market participants voiced concerns about potential headwinds, such as valuations, near-term Fed tightening and the strong U.S. dollar's impact on exports. In the fixed income market, global government bond yields continued to decline, but credit spreads tightened as central banks stepped up their efforts to ward off deflation and revive economic growth. Globally, most spread, or non-government bond, sectors posted positive absolute returns amid falling interest rates. Nevertheless, market volatility was high. Uncertainty dominated about when the Fed would begin to hike interest rates; oil prices extended their decline; and geopolitical tensions in the Middle East heightened. April 2015 was a month of trend reversals, as oil prices increased and the U.S. dollar weakened. Both global equities and global bonds posted positive returns. Commodities experienced a particularly challenging semi-annual period, with energy the biggest laggard, as crude oil prices plunged rather steadily before increasing modestly in April 2015.

Amidst these conditions, the investment markets posted mixed results during the semi-annual period ended April 30, 2015. Despite some volatility, the semi-annual period was a solid one for the U.S. equity markets, with the representative S&P 500 Index* returning 4.40% and Russell 3000 Index* returning 4.74%. Within the U.S. equity market, growth-oriented equities outpaced value-oriented equities, with the representative Russell 3000 Growth Index* returning 6.59% and the Russell 3000 Value Index* returning 2.82%. Similarly, international equity markets, represented by the MSCI ACWI (Net)*, returned 4.97%. U.S. bonds, as represented by the Barclays U.S. Aggregate Bond Index,* and global bonds, as represented by the Barclays Global Aggregate Bond Index,* posted more modest returns of 2.06% and -1.92%, respectively, for the semi-annual period overall. The Citigroup 10-Year U.S. Treasury Benchmark Index* returned 3.59%, while international government bonds, as represented by the Citigroup World Government Bond Index (USD, hedged)*, returned 3.28%. The commodities asset class, as represented by the S&P GSCI*, was particularly weak, returning -21.58% for the semi-annual period. Representing the alternative strategies asset class, the Alternative Strategies Blended Benchmark* – an equal mix of commodity, hedge fund and managed futures indices – returned -3.80% during the same six-month period.

A MESSAGE FROM THE PRESIDENT — (unaudited) (continued)

Against this backdrop, all five SunAmerica Series Portfolios generated positive absolute returns during the semi-annual period. Whether you invest in any of our portfolios separately or you invest in a mix of SunAmerica Funds through our Focused Asset Allocation Strategies, we believe our mutual funds may provide valuable tools for investors and their financial advisers to help optimize their asset allocations amidst whatever market conditions may arise.

Maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors. We believe that investors should resist the urge to act upon short-term market movements and should instead maintain investments in assets that are allocated based on their long-term individual goals.

On the following pages, you will find financial statements and portfolio information for each of the SunAmerica Series Portfolios for the six-month period ended April 30, 2015.

Thank you for being a part of the SunAmerica Series Portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC

Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

*The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market. The Russell 3000 Index consists of the 3,000 largest U.S. companies based on total market capitalization. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 23 emerging markets. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The Citigroup 10-Year U.S. Treasury Benchmark Index is an unmanaged index that computes returns for the current Treasury Notes with a maturity of 10 years or less. Treasury Notes are fixed income securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. The Citigroup World Government Bond Index (USD, hedged) is a market capitalization-weighted bond index consisting of the government bond markets of over 20 countries, including all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$50 billion. The S&P GSCI® is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities and provides investors with a representative and realistic picture of realizable returns attainable in the commodities markets. The Alternative Strategies Blended Benchmark is composed of approximately 33% each of the S&P GSCI Light Energy TR Index, HRFX Equal Weighted Strategies Index and S&P Diversified Trends Indicator (DTI). The S&P GSCI Light Energy TR Index is a sub-index of the S&P GSCI and tracks the performance of commodity futures using the same conventions as the S&P GSCI. The Hedge Fund Research (HFRX) Equal Weighted Strategies Index is calculated by equally weighting all eligible hedge fund strategies; including, but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The S&P DTI is a diversified composite of commodity and financial futures designed to provide exposure to major global market trends. Indices are not managed and an investor cannot invest directly into an index.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The Focused Dividend Strategy Portfolio holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by SunAmerica Asset Management, LLC.

EXPENSE EXAMPLE — April 30, 2015 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees and other fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2014 and held until April 30, 2015.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2015" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2015" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2015" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolios' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2015" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2015" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2015" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2015" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Portfolios' Prospectuses, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2015 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2014	Ending Account Value Using Actual Return at April 30, 2015	Expenses Paid During the Six Months Ended April 30, 2015*	Beginning Account Value November 1, 2014	Ending Account Value Using a Hypothetical 5% Annual Return at April 30, 2015	Expenses Paid During the Six Months Ended April 30, 2015*	Annualized Expense Ratio*
Focused Multi-Asset Strategy†
Class A	$1,000.00	$1,028.30	$0.96	$1,000.00	$1,023.85	$0.95	0.19%
Class B	$1,000.00	$1,025.29	$4.42	$1,000.00	$1,020.43	$4.41	0.88%
Class C	$1,000.00	$1,025.53	$4.17	$1,000.00	$1,020.68	$4.16	0.83%
Class I#	$1,000.00	$1,028.33	$1.26	$1,000.00	$1,023.55	$1.25	0.25%
Focused Balanced Strategy†
Class A	$1,000.00	$1,029.21	$1.06	$1,000.00	$1,023.75	$1.05	0.21%
Class B#	$1,000.00	$1,025.38	$4.52	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,026.03	$4.27	$1,000.00	$1,020.58	$4.26	0.85%
Class I#	$1,000.00	$1,028.99	$1.26	$1,000.00	$1,023.55	$1.25	0.25%
Focused Dividend Strategy
Class A	$1,000.00	$1,062.26	$5.42	$1,000.00	$1,019.54	$5.31	1.06%
Class B	$1,000.00	$1,059.26	$8.73	$1,000.00	$1,016.31	$8.55	1.71%
Class C	$1,000.00	$1,059.37	$8.73	$1,000.00	$1,016.31	$8.55	1.71%
Class W	$1,000.00	$1,063.99	$4.40	$1,000.00	$1,020.53	$4.31	0.86%
SunAmerica Strategic Value
Class A	$1,000.00	$1,035.67	$7.17	$1,000.00	$1,017.75	$7.10	1.42%
Class C	$1,000.00	$1,032.64	$10.48	$1,000.00	$1,014.48	$10.39	2.08%
SunAmerica Select Dividend Growth
Class A	$1,000.00	$1,052.98	$8.20	$1,000.00	$1,016.81	$8.05	1.61%
Class C#	$1,000.00	$1,048.72	$12.04	$1,000.00	$1,013.04	$11.83	2.37%
Class W#	$1,000.00	$1,053.80	$7.74	$1,000.00	$1,017.26	$7.60	1.52%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Portfolios' prospectuses, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2015" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2015" and the "Annualized Expense Ratio" would have been lower.

†  Does not include the expenses of the underlying funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2015" and the "Annualized Expense Ratio" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2015 — (unaudited)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio	SunAmerica Select Dividend Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$9,132,751,977	$260,014,106	$58,351,907
Investments at value (affiliated)*	325,588,453	174,797,671	—	—	—
Repurchase agreements (cost approximates value)	—	—	41,023,000	2,328,000	—
Total investments	325,588,453	174,797,671	9,173,774,977	262,342,106	58,351,907
Cash	—	—	72	825	161
Receivable for:
Fund shares sold	104,228	72,425	38,415,244	75,841	471
Dividends and interest	—	—	12,488,221	130,762	35,221
Investments sold	—	—	—	—	—
Prepaid expenses and other assets	4,397	4,397	27,549	5,385	4,447
Due from investment adviser for expense reimbursements/fee waivers	—	502	—	—	3,849
Deferred offering costs	—	—	—	—	197
Total assets	325,697,078	174,874,995	9,224,706,063	262,554,919	58,396,253
LIABILITIES:
Payable for:
Fund shares redeemed	622,083	273,750	12,574,373	449,943	16,511
Investment advisory and management fees	27,199	14,599	3,369,638	162,931	36,395
Distribution and account maintenance fees	79,793	44,909	3,705,056	108,883	17,767
Service Fees – Class W	—	—	248,796	—	14
Transfer agent fees and expenses	32,189	14,331	1,764,979	48,700	11,843
Directors' fees and expenses	688	700	16,086	550	1,587
Due to investment adviser from expense recoupment	338	—	—	—	—
Other accrued expenses	99,493	81,532	706,103	52,630	39,565
Total liabilities	861,783	429,821	22,385,031	823,637	123,682
Net Assets	$324,835,295	$174,445,174	$9,202,321,032	$261,731,282	$58,272,571
*Cost
Investments (unaffiliated)	$—	$—	$8,230,259,219	$241,456,850	$53,674,995
Investments (affiliated)	$304,327,850	$161,666,930	$—	$—	$—

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2015 — (unaudited) (continued)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio	SunAmerica Select Dividend Growth Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$1,988	$1,098	$51,790	$1,005	$357
Paid-in capital	537,839,484	210,020,299	7,670,797,773	341,500,903	53,289,856
	537,841,472	210,021,397	7,670,849,563	341,501,908	53,290,213
Accumulated undistributed net investment income (loss)	(1,202,916)	(232,428)	11,906,301	1,447,824	206,778
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions from Underlying Funds	(233,063,864)	(48,474,536)	617,072,410	(99,775,706)	98,668
Unrealized appreciation (depreciation) on investments	21,260,603	13,130,741	902,492,758	18,557,256	4,676,912
Net Assets	$324,835,295	$174,445,174	$9,202,321,032	$261,731,282	$58,272,571
Class A:
Net assets	$178,344,802	$90,981,879	$4,027,115,459	$201,062,034	$56,430,016
Shares outstanding	10,893,054	5,710,021	226,090,068	7,583,930	3,452,602
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$16.37	$15.93	$17.81	$26.51	$16.34
Maximum sales charge (5.75% of offering price)	1.00	0.97	1.09	1.62	1.00
Maximum offering price to public	$17.37	$16.90	$18.90	$28.13	$17.34
Class B:
Net assets	$29,429,957	$17,596,016	$321,739,187	$—	$—
Shares outstanding	1,804,303	1,114,276	18,180,297	—	—
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$16.31	$15.79	$17.70	$—	$—
Class C:
Net assets	$116,729,417	$65,298,001	$2,810,361,784	$60,669,248	$1,731,206
Shares outstanding	7,158,773	4,119,094	158,885,672	2,464,953	106,181
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$16.31	$15.85	$17.69	$24.61	$16.30
Class I:
Net assets	$331,119	$569,278	$—	$—	$—
Shares outstanding	20,235	35,661	—	—	—
Net asset value, offering and redemption price per share	$16.36	$15.96	$—	$—	$—
Class W:
Net assets	$—	$—	$2,043,104,602	$—	$111,349
Shares outstanding	—	—	114,739,656	—	6,816
Net asset value, offering and redemption price per share	$—	$—	$17.81	$—	$16.34

See Notes to Financial Statements

STATEMENTS OF OPERATIONS — For the six months ended April 30, 2015 — (unaudited)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio	SunAmerica Select Dividend Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$142,524,516	$4,178,343	$1,325,246
Dividends (affiliated)	2,260,744	1,541,307	—	—	—
Interest (unaffiliated)	—	—	3,762	—	20
Total investment income	2,260,744	1,541,307	142,528,278	4,178,343	1,325,266
Expenses:
Investment advisory and management fees	165,478	88,007	19,471,814	987,706	217,364
Distribution and account maintenance fees:
Class A	—	—	6,677,640	344,596	100,449
Class B	100,517	58,452	1,515,756	23,667	—
Class C	386,525	214,541	13,034,346	308,715	2,273
Service Fees – Class W	—	—	1,420,754	—	82
Transfer agent fees and expenses:
Class A	21,967	9,639	4,288,464	233,820	63,723
Class B	5,163	2,364	338,913	6,879	—
Class C	8,451	3,875	2,895,511	71,862	917
Class I	438	40	—	—	—
Class W	—	—	2,087,264	—	521
Registration fees:
Class A	12,288	11,085	69,012	9,090	9,318
Class B	6,741	7,115	4,878	2,540	—
Class C	9,963	9,625	30,106	6,930	5,985
Class I	—	6,134	—	—	—
Class W	—	—	39,557	—	5,985
Custodian and accounting fees	6,000	6,000	422,832	14,899	12,512
Reports to shareholders	34,094	14,212	408,118	26,886	6,870
Audit and tax fees	19,011	19,011	25,636	23,246	15,884
Legal fees	3,553	3,162	76,752	10,723	5,287
Directors' fees and expenses	9,591	4,361	249,694	6,938	1,584
Deferred offering costs	—	—	—	—	35,664
Interest expense	—	—	1,225	35	—
Other expenses	10,452	9,311	104,949	11,722	7,683
Total expenses before fee waivers, expense reimbursements, and expense recoupments	800,232	466,934	53,163,221	2,090,254	492,101
Net (fees waived and expenses reimbursed) / recouped by investment adviser (Note 3)	(276)	(7,655)	—	—	(24,995)
Net expenses	799,956	459,279	53,163,221	2,090,254	467,106
Net investment income (loss)	1,460,788	1,082,028	89,365,057	2,088,089	858,160
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	618,520,207	25,530,570	108,620
Net realized gain (loss) on investments (affiliated)	1,421,965	614,685	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	7,354,379	3,442,537	—	—	—
Net realized gain (loss) on investments and foreign currencies	8,776,344	4,057,222	618,520,207	25,530,570	108,620
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	(192,156,072)	(18,486,583)	2,022,062
Change in unrealized appreciation (depreciation) on investments (affiliated)	(1,289,738)	(279,742)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(1,289,738)	(279,742)	(192,156,072)	(18,486,583)	2,022,062
Net realized and unrealized gain (loss) on investments and foreign currencies	7,486,606	3,777,480	426,364,135	7,043,987	2,130,682
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,947,394	$4,859,508	$515,729,192	$9,132,076	$2,988,842

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Focused Multi-Asset Strategy Portfolio		Focused Balanced Strategy Portfolio
	For the six months ended April 30, 2015 (unaudited)	For the year ended October 31, 2014	For the six months ended April 30, 2015 (unaudited)	For the year ended October 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,460,788	$2,628,881	$1,082,028	$1,984,492
Net realized gain (loss) on investments and foreign currencies	8,776,344	14,392,570	4,057,222	11,153,014
Net unrealized gain (loss) on investments and foreign currencies	(1,289,738)	8,090,919	(279,742)	(156,779)
Net increase (decrease) in net assets resulting from operations	8,947,394	25,112,370	4,859,508	12,980,727
Distributions to shareholders from:
Net investment income (Class A)	(2,792,965)	(3,765,488)	(999,856)	(2,361,045)
Net investment income (Class B)	(258,450)	(547,360)	(140,184)	(408,367)
Net investment income (Class C)	(1,087,672)	(1,910,942)	(517,739)	(1,348,048)
Net investment income (Class I)	(4,741)	(9,485)	(5,898)	(18,487)
Net investment income (Class W)	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—
Net realized gain on securities (Class W)	—	—	—	—
Total distributions to shareholders	(4,143,828)	(6,233,275)	(1,663,677)	(4,135,947)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(19,284,624)	(34,647,273)	(7,868,967)	(13,836,602)
Total increase (decrease) in net assets	(14,481,058)	(15,768,178)	(4,673,136)	(4,991,822)
NET ASSETS:
Beginning of period	339,316,353	355,084,531	179,118,310	184,110,132
End of period†	$324,835,295	$339,316,353	$174,445,174	$179,118,310
†Includes accumulated undistributed net investment income (loss)	$(1,202,916)	$1,480,124	$(232,428)	$349,221

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Focused Dividend Strategy Portfolio		SunAmerica Strategic Value Portfolio		SunAmerica Select Dividend Growth Portfolio
	For the six months ended April 30, 2015 (unaudited)	For the year ended October 31, 2014	For the six months ended April 30, 2015 (unaudited)	For the year ended October 31, 2014	For the six months ended April 30, 2015 (unaudited)	For the period May 2, 2014@ through October 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$89,365,057	$182,729,625	$2,088,089	$2,005,752	$858,160	$391,045
Net realized gain (loss) on investments and foreign currencies	618,520,207	699,842,583	25,530,570	29,414,713	108,620	62,924
Net unrealized gain (loss) on investments and foreign currencies	(192,156,072)	(133,205,069)	(18,486,583)	4,084,771	2,022,062	2,654,850
Net increase (decrease) in net assets resulting from operations	515,729,192	749,367,139	9,132,076	35,505,236	2,988,842	3,108,819
Distributions to shareholders from:
Net investment income (Class A)	(45,931,727)	(95,145,901)	(1,975,960)	(1,189,168)	(725,103)	(362,384)
Net investment income (Class B)	(2,707,263)	(4,596,024)	(32,418)	(13,142)	—	—
Net investment income (Class C)	(23,419,210)	(39,191,756)	(322,847)	(171,467)	(2,141)	(403)
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class W)	(24,608,139)	(35,451,968)	—	—	(1,464)	(746)
Net realized gain on securities (Class A)	(225,845,192)	(132,078,728)	—	(691,632)	(72,539)	—
Net realized gain on securities (Class B)	(17,840,564)	(8,038,915)	—	(47,993)	—	—
Net realized gain on securities (Class C)	(152,115,920)	(65,898,810)	—	(272,522)	(200)	—
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class W)	(110,255,393)	(35,584,563)	—	—	(137)	—
Total distributions to shareholders	(602,723,408)	(415,986,665)	(2,331,225)	(2,385,924)	(801,584)	(363,533)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	884,759,740	993,124,747	(7,430,891)	(5,904,202)	(547,049)	53,887,076
Total increase (decrease) in net assets	797,765,524	1,326,505,221	(630,040)	27,215,110	1,640,209	56,632,362
NET ASSETS:
Beginning of period	8,404,555,508	7,078,050,287	262,361,322	235,146,212	56,632,362	—
End of period†	$9,202,321,032	$8,404,555,508	$261,731,282	$262,361,322	$58,272,571	$56,632,362
†Includes accumulated undistributed net investment income (loss)	$11,906,301	$19,207,583	$1,447,824	$1,690,960	$206,778	$77,326

@ Commencement of operations

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
Class A
10/31/10	$12.09	$0.16	$1.06	$1.22	$(0.19)	$—	$(0.19)	$13.12	10.20%	$149,761	0.20%		1.25%		26%
10/31/11	13.12	0.23	0.41 (5)	0.64	(0.23)	—	(0.23)	13.53	4.89	209,239	0.20		1.52		43
10/31/12	13.53	0.16	(0.34)	(0.18)	(0.26)	—	(0.26)	13.09	(1.30)	178,458	0.21		1.17		46
10/31/13	13.09	0.13	2.25	2.38	(0.15)	—	(0.15)	15.32	18.37	180,231	0.21		0.90		51
10/31/14	15.32	0.17	1.00	1.17	(0.32)	—	(0.32)	16.17	7.79	184,435	0.19		1.06		32
04/30/15(7)	16.17	0.09	0.36	0.45	(0.25)	—	(0.25)	16.37	2.83	178,345	0.19	(8)	1.14	(8)	3
Class B
10/31/10	$11.98	$0.08	$1.04	$1.12	$(0.11)	$—	$(0.11)	$12.99	9.45%	$84,177	0.85%		0.62%		26%
10/31/11	12.99	0.14	0.41 (5)	0.55	(0.14)	—	(0.14)	13.40	4.22	88,261	0.85		0.96		43
10/31/12	13.40	0.09	(0.35)	(0.26)	(0.17)	—	(0.17)	12.97	(1.90)	52,914	0.86		0.64		46
10/31/13	12.97	0.04	2.22	2.26	(0.04)	—	(0.04)	15.19	17.49	41,127	0.89		0.26		51
10/31/14	15.19	0.06	1.00	1.06	(0.21)	—	(0.21)	16.04	7.04	32,172	0.87		0.40		32
04/30/15(7)	16.04	0.05	0.35	0.40	(0.13)	—	(0.13)	16.31	2.53	29,430	0.88	(8)	0.63	(8)	3
Class C
10/31/10	$12.00	$0.08	$1.04	$1.12	$(0.11)	$—	$(0.11)	$13.01	9.43%	$170,291	0.84%		0.64%		26%
10/31/11	13.01	0.14	0.41 (5)	0.55	(0.14)	—	(0.14)	13.42	4.22	200,496	0.84		0.94		43
10/31/12	13.42	0.08	(0.34)	(0.26)	(0.18)	—	(0.18)	12.98	(1.91)	151,553	0.84		0.58		46
10/31/13	12.98	0.04	2.23	2.27	(0.05)	—	(0.05)	15.20	17.59	133,267	0.84		0.28		51
10/31/14	15.20	0.07	1.00	1.07	(0.22)	—	(0.22)	16.05	7.14	122,388	0.83		0.43		32
04/30/15(7)	16.05	0.05	0.35	0.40	(0.14)	—	(0.14)	16.31	2.55	116,729	0.83	(8)	0.56	(8)	3
Class I
08/15/11-10/31/11(6)	$13.54	$(0.01)	$(0.00)	$(0.01)	$—	$—	$—	$13.53	(0.07)%	$530	0.25	%(4)(8)	(0.40	)%(4)(8)	43%
10/31/12	13.53	0.14	(0.32)	(0.18)	(0.26)	—	(0.26)	13.09	(1.31)	401	0.25	(4)	1.09	(4)	46
10/31/13	13.09	0.12	2.24	2.36	(0.14)	—	(0.14)	15.31	18.24	459	0.25	(4)	0.84	(4)	51
10/31/14	15.31	0.17	0.99	1.16	(0.32)	—	(0.32)	16.15	7.68	321	0.25	(4)	1.11	(4)	32
04/30/15(7)	16.15	0.07	0.38	0.45	(0.24)	—	(0.24)	16.36	2.83	331	0.25	(4)(8)	0.90	(4)(8)	3

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/11(8)	10/31/12	10/31/13	10/31/14	04/30/15(7)(8)
Focused Multi-Asset Strategy Class I	2.20%	0.06%	0.33%	0.27%	0.17%

(5)  Includes the effect of a merger.

(6)  Inception date of class.

(7)  Unaudited

(8)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED BALANCED STRATEGY PORTFOLIO
Class A
10/31/10	$11.32	$0.11	$1.05		$1.16	$(0.14)	$—	$(0.14)	$12.34	10.29%	$78,519	0.22%		0.97%		13%
10/31/11	12.34	0.18	0.39	(5)	0.57	(0.26)	—	(0.26)	12.65	4.69	91,505	0.22		1.46		41
10/31/12	12.65	0.15	0.40		0.55	(0.28)	—	(0.28)	12.92	4.47	87,715	0.22		1.17		22
10/31/13	12.92	0.17	1.99		2.16	(0.17)	—	(0.17)	14.91	16.86	93,392	0.22		1.20		70
10/31/14	14.91	0.21	0.92		1.13	(0.39)	—	(0.39)	15.65	7.67	92,459	0.22		1.40		38
04/30/15(6)	15.65	0.12	0.33		0.45	(0.17)	—	(0.17)	15.93	2.92	90,982	0.21	(7)	1.50	(7)	6
Class B
10/31/10	$11.28	$0.04	$1.04		$1.08	$(0.09)	$—	$(0.09)	$12.27	9.58%	$40,267	0.88%		0.32%		13%
10/31/11	12.27	0.12	0.37	(5)	0.49	(0.18)	—	(0.18)	12.58	4.00	31,679	0.89		0.94		41
10/31/12	12.58	0.07	0.39		0.46	(0.21)	—	(0.21)	12.83	3.74	21,819	0.89		0.57		22
10/31/13	12.83	0.07	1.99		2.06	(0.09)	—	(0.09)	14.80	16.16	20,980	0.90	(4)	0.53	(4)	70
10/31/14	14.80	0.11	0.90		1.01	(0.29)	—	(0.29)	15.52	6.95	18,589	0.90	(4)	0.72	(4)	38
04/30/15(6)	15.52	0.07	0.32		0.39	(0.12)	—	(0.12)	15.79	2.54	17,596	0.90	(4)(7)	0.94	(4)(7)	6
Class C
10/31/10	$11.31	$0.04	$1.04		$1.08	$(0.09)	$—	$(0.09)	$12.30	9.56%	$79,526	0.86%		0.35%		13%
10/31/11	12.30	0.11	0.39	(5)	0.50	(0.18)	—	(0.18)	12.62	4.10	76,544	0.86		0.88		41
10/31/12	12.62	0.07	0.40		0.47	(0.21)	—	(0.21)	12.88	3.82	66,580	0.86		0.54		22
10/31/13	12.88	0.08	1.98		2.06	(0.09)	—	(0.09)	14.85	16.10	68,940	0.87		0.56		70
10/31/14	14.85	0.11	0.91		1.02	(0.30)	—	(0.30)	15.57	6.95	67,520	0.86		0.76		38
04/30/15(6)	15.57	0.07	0.33		0.40	(0.12)	—	(0.12)	15.85	2.60	65,298	0.85	(7)	0.94	(7)	6
Class I
10/31/10	$11.31	$0.11	$1.05		$1.16	$(0.11)	$—	$(0.11)	$12.36	10.36%	$891	0.18	%(4)	0.96	%(4)	13%
10/31/11	12.36	0.19	0.38	(5)	0.57	(0.26)	—	(0.26)	12.67	4.65	778	0.25	(4)	1.48	(4)	41
10/31/12	12.67	0.14	0.40		0.54	(0.27)	—	(0.27)	12.94	4.43	740	0.25	(4)	1.11	(4)	22
10/31/13	12.94	0.16	2.01		2.17	(0.17)	—	(0.17)	14.94	16.89	798	0.25	(4)	1.18	(4)	70
10/31/14	14.94	0.23	0.89		1.12	(0.38)	—	(0.38)	15.68	7.61	551	0.25	(4)	1.47	(4)	38
04/30/15(6)	15.68	0.10	0.35		0.45	(0.17)	—	(0.17)	15.96	2.90	569	0.25	(4)(7)	1.33	(4)(7)	6

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/10	10/31/11	10/31/12	10/31/13	10/31/14	04/30/15(6)(7)
Focused Balanced Strategy Class B	—%	—%	—%	0.03%	0.02%	0.02%
Focused Balanced Strategy Class I	1.46	1.03	1.32	1.51	1.74	2.15%

(5)  Includes the effect of a merger.

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED DIVIDEND STRATEGY PORTFOLIO
Class A
10/31/10	$9.15	$0.31	$1.76	$2.07	$(0.31)	$—	$(0.31)	$10.91	22.87%	$264,368	0.95	%(3)	3.22	%(3)	28%
10/31/11	10.91	0.31	0.63	0.94	(0.30)	—	(0.30)	11.55	8.67	726,140	1.00	(3)	2.88	(3)	29
10/31/12	11.55	0.34	1.63	1.97	(0.34)	—	(0.34)	13.18	17.27	1,916,051	0.98		2.76		20
10/31/13	13.18	0.43	4.44	4.87	(0.42)	(0.17)	(0.59)	17.46	38.00	3,894,978	0.98		2.88		42
10/31/14	17.46	0.43	1.19	1.62	(0.41)	(0.57)	(0.98)	18.10	9.78	3,783,631	1.07		2.47		47
04/30/15(5)	18.10	0.20	0.80	1.00	(0.21)	(1.08)	(1.29)	17.81	6.23	4,027,115	1.06	(6)	2.25	(6)	38
Class B
10/31/10	$9.11	$0.26	$1.73	$1.99	$(0.23)	$—	$(0.23)	$10.87	22.11%	$26,434	1.60	%(3)	2.64	%(3)	28%
10/31/11	10.87	0.24	0.62	0.86	(0.22)	—	(0.22)	11.51	8.01	53,211	1.66	(3)	2.21	(3)	29
10/31/12	11.51	0.26	1.61	1.87	(0.26)	—	(0.26)	13.12	16.44	114,794	1.64		2.12		20
10/31/13	13.12	0.33	4.41	4.74	(0.33)	(0.17)	(0.50)	17.36	37.05	237,272	1.64		2.23		42
10/31/14	17.36	0.31	1.19	1.50	(0.30)	(0.57)	(0.87)	17.99	9.10	293,561	1.72		1.82		47
04/30/15(5)	17.99	0.14	0.81	0.95	(0.16)	(1.08)	(1.24)	17.70	5.93	321,739	1.71	(6)	1.60	(6)	38
Class C
10/31/10	$9.12	$0.25	$1.74	$1.99	$(0.23)	$—	$(0.23)	$10.88	22.09%	$113,340	1.60	%(3)	2.60	%(3)	28%
10/31/11	10.88	0.24	0.62	0.86	(0.23)	—	(0.23)	11.51	7.93	249,573	1.65	(3)	2.22	(3)	29
10/31/12	11.51	0.26	1.63	1.89	(0.27)	—	(0.27)	13.13	16.58	715,533	1.63		2.10		20
10/31/13	13.13	0.32	4.41	4.73	(0.33)	(0.17)	(0.50)	17.36	37.00	1,922,796	1.63		2.16		42
10/31/14	17.36	0.31	1.18	1.49	(0.30)	(0.57)	(0.87)	17.98	9.05	2,489,569	1.72		1.82		47
04/30/15(5)	17.98	0.14	0.81	0.95	(0.16)	(1.08)	(1.24)	17.69	5.94	2,810,362	1.71	(6)	1.60	(6)	38
Class W
05/15/13(4)-10/31/13	$15.66	$0.33	$1.67	$2.00	$(0.20)	$—	$(0.20)	$17.46	12.88%	$1,023,004	0.79	%(3)(6)	2.42	%(3)(6)	42%
10/31/14	17.46	0.45	1.20	1.65	(0.45)	(0.57)	(1.02)	18.09	9.97	1,837,795	0.87		2.66		47
04/30/15(5)	18.09	0.21	0.82	1.03	(0.23)	(1.08)	(1.31)	17.81	6.40	2,043,105	0.86	(6)	2.45	(6)	38

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursement (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

	10/31/10	10/31/11	10/31/13
Focused Dividend Strategy A	0.10%	0.01%	—%
Focused Dividend Strategy B	0.16	0.02	—
Focused Dividend Strategy C	0.10	0.01	—
Focused Dividend Strategy W	—	—	0.00	(6)

(4)  Inception date of class.

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
SUNAMERICA STRATEGIC VALUE PORTFOLIO
Class A
10/31/10	$13.48	$(0.06)	$2.01		$1.95	$—	$—	$—	$15.43	14.47%	$125,744	1.72	%(3)	(0.38	)%(3)	22%
10/31/11	15.43	0.05	0.29		0.34	—	—	—	15.77	2.20	94,187	1.64	(3)	0.28	(3)	106
10/31/12	15.77	0.20	1.94		2.14	(0.03)	—	(0.03)	17.88	13.64	114,965	1.49		1.19		55
10/31/13	17.88	0.23	4.92	(4)	5.15	(0.24)	—	(0.24)	22.79	29.21	164,273	1.46		1.16		76
10/31/14	22.79	0.24	3.11		3.35	(0.17)	(0.10)	(0.27)	25.87	14.83	190,621	1.42		0.98		64
04/30/15(5)	25.87	0.23	0.68		0.91	(0.27)	—	(0.27)	26.51	3.57	201,062	1.42	(6)	1.76	(6)	56
Class C
10/31/10	$12.74	$(0.14)	$1.90		$1.76	$—	$—	$—	$14.50	13.81%	$62,410	2.37	%(3)	(1.03	)%(3)	22%
10/31/11	14.50	(0.07)	0.29		0.22	—	—	—	14.72	1.52	44,407	2.33	(3)	(0.43	)(3)	106
10/31/12	14.72	0.09	1.80		1.89	—	—	—	16.61	12.84	39,882	2.15		0.54		55
10/31/13	16.61	0.09	4.58	(4)	4.67	(0.12)	—	(0.12)	21.16	28.33	60,267	2.12		0.49		76
10/31/14	21.16	0.07	2.89		2.96	(0.06)	(0.10)	(0.16)	23.96	14.08	61,937	2.08		0.33		64
04/30/15(5)	23.96	0.13	0.65		0.78	(0.13)	—	(0.13)	24.61	3.26	60,669	2.08	(6)	1.10	(6)	56

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/10	10/31/11
SunAmerica Strategic Value A	0.01%	(0.06)%
SunAmerica Strategic Value C	0.02	(0.09)

(4)  Includes the effect of a merger.

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)(5)	Ratio of net investment income (loss) to average net assets(3)(5)	Port- folio Turn- over
SUNAMERICA SELECT DIVIDEND GROWTH PORTFOLIO
Class A
05/02/14@-10/31/14	$15.00	$0.11	$0.73	$0.84	$(0.10)	$—	$(0.10)	$15.74	5.60%	$56,419	1.69%	1.40%	4%
04/30/15(4)	15.74	0.24	0.59	0.83	(0.21)	(0.02)	(0.23)	16.34	5.30	56,430	1.61	2.98	2
Class C
05/02/14@-10/31/14	$15.00	$0.05	$0.74	$0.79	$(0.06)	$—	$(0.06)	$15.73	5.27%	$108	2.37%	0.66%	4%
04/30/15(4)	15.73	0.05	0.71	0.76	(0.17)	(0.02)	(0.19)	16.30	4.87	1,731	2.37	0.75	2
Class W
05/02/14@-10/31/14	$15.00	$0.12	$0.73	$0.85	$(0.11)	$—	$(0.11)	$15.74	5.69%	$106	1.52%	1.51%	4%
04/30/15(4)	15.74	0.25	0.59	0.84	(0.22)	(0.02)	(0.24)	16.34	5.38	111	1.52	3.04	2

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/14(5)	04/30/15(5)
SunAmerica Select Dividend Growth A	0.00%	—%
SunAmerica Select Dividend Growth C	19.34	5.40
SunAmerica Select Dividend Growth W	19.57	23.15

(4)  Unaudited

(5)  Annualized

@  Commencement of Operations

See Notes to Financial Statements

Focused Multi-Asset Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2015 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	63.8%
Foreign Equity Investment Companies	9.4
Fixed Income Investment Companies	9.3
Global Strategies Investment Companies	9.2
Alternative Strategies Investment Companies	8.5
100.2%

* Calculated as a percentage of net assets

Focused Multi-Asset Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#—100.2%
Alternative Strategies Investment Companies—8.5%
SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A† (cost $36,152,290)	3,682,916	$27,732,358
Domestic Equity Investment Companies—63.8%
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	1,872,571	33,350,491
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	2,304,795	37,660,349
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	1,351,013	35,815,349
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	1,261,384	33,313,148
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	1,326,335	35,094,825
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A†	1,940,713	32,138,202
Total Domestic Equity Investment Companies (cost $175,911,532)		207,372,364
Fixed Income Investment Companies—9.3%
SunAmerica Income Funds, SunAmerica Flexible Credit Fund, Class A	2,375,916	8,291,947
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	1,967,113	6,884,896
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	1,536,330	14,887,042
Total Fixed Income Investment Companies (cost $30,170,014)		30,063,885
Foreign Equity Investment Companies—9.4%
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	1,350,598	14,140,763
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	2,117,038	16,491,725
Total Foreign Equity Investment Companies (cost $30,860,687)		30,632,488
Security Description	Shares	Value (Note 2)
Global Strategies Investment Companies—9.2%
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	1,041,359	$14,287,446
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	1,023,096	15,499,912
Total Global Strategies Investment Companies (cost $31,233,327)		29,787,358
TOTAL INVESTMENTS (cost $304,327,850)(1)	100.2%	325,588,453
Liabilities in excess of other assets	(0.2)	(753,158)
NET ASSETS —	100.0%	$324,835,295

† Non-income producing security

# See Note 5

@ The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1) See Note 6 for cost of investments on a tax basis.

Focused Multi-Asset Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2015 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$325,588,453	$—	$—	$325,588,453

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Focused Balanced Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2015 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	60.0%
Fixed Income Investment Companies	25.9
Foreign Equity Investment Companies	9.2
Global Strategies Investment Companies	5.1
100.2%

* Calculated as a percentage of net assets

Focused Balanced Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.2%
Domestic Equity Investment Companies—60.0%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,144,027	$20,375,114
SunAmerica Series, Inc. SunAmerica Select Dividend Growth Portfolio, Class A	1,105,891	18,070,265
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	549,010	14,554,253
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	559,631	14,779,845
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	739,724	19,573,108
SunAmerica Specialty Series SunAmerica Small-Cap Fund, Class A†	1,046,495	17,329,962
Total Domestic Equity Investment Companies (cost $89,904,984)		104,682,547
Fixed Income Investment Companies—25.9%
SunAmerica Income Funds SunAmerica Flexible Credit Fund, Class A	2,553,229	8,910,769
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	4,754,219	16,639,766
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,227,393	11,893,442
SunAmerica Senior Floating Rate Fund, Inc., Class A	950,456	7,774,731
Total Fixed Income Investment Companies (cost $45,518,837)		45,218,708
Foreign Equity Investment Companies—9.2%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,175,937	12,312,061
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	465,905	3,629,400
Total Foreign Equity Investment Companies (cost $16,671,406)		15,941,461
Security Description	Shares	Value (Note 2)
Global Strategies Investment Companies—5.1%
SunAmerica Specialty Series SunAmerica Global Trends Fund Class A	402,689	$5,524,894
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	226,407	3,430,061
Total Global Strategies Investment Companies (cost $9,571,703)		8,954,955
TOTAL INVESTMENTS (cost $161,666,930)(1)	100.2%	174,797,671
Liabilities in excess of other assets	(0.2)	(352,497)
NET ASSETS —	100.0%	$174,445,174

† Non-income producing security

# See Note 5

@ The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1) See Note 6 for cost of investments on a tax basis.

Focused Balanced Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2015 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$174,797,671	$—	$—	$174,797,671

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Focused Dividend Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2015 — (unaudited)

Industry Allocation*
Tobacco	13.3%
Food-Misc./Diversified	7.8
Computer Services	6.8
Medical-Drugs	6.7
Telephone-Integrated	6.2
Oil Companies-Exploration & Production	6.0
Retail-Office Supplies	3.8
Chemicals-Diversified	3.7
Networking Products	3.5
Retail-Apparel/Shoe	3.5
Enterprise Software/Service	3.4
Advertising Agencies	3.2
Diversified Manufacturing Operations	3.2
Retail-Restaurants	3.2
Aerospace/Defense	3.1
Oil & Gas Drilling	3.1
Internet Security	3.1
Oil Companies-Integrated	3.0
Beverages-Non-alcoholic	3.0
Commercial Services-Finance	3.0
Cosmetics & Toiletries	2.8
Retail-Computer Equipment	2.7
U.S. Government Treasuries	1.1
Repurchase Agreement	0.5
99.7%

* Calculated as a percentage of net assets

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—98.1%
Advertising Agencies—3.2%
Omnicom Group, Inc.	3,938,131	$298,352,805
Aerospace/Defense—3.1%
Lockheed Martin Corp.	1,542,627	287,854,198
Beverages-Non-alcoholic—3.0%
Coca-Cola Co.	6,773,441	274,730,767
Chemicals-Diversified—3.7%
LyondellBasell Industries NV, Class A	3,297,686	341,376,455
Commercial Services-Finance—3.0%
H&R Block, Inc.	9,024,224	272,892,534
Computer Services—6.8%
Accenture PLC, Class A	3,445,517	319,227,150
International Business Machines Corp.	1,785,931	305,912,121
		625,139,271
Cosmetics & Toiletries—2.8%
Procter & Gamble Co.	3,261,680	259,336,177
Diversified Manufacturing Operations—3.2%
General Electric Co.	10,967,778	297,007,428
Enterprise Software/Service—3.4%
CA, Inc.	9,756,512	309,964,386
Food-Misc./Diversified—7.8%
Kellogg Co.	4,541,813	287,633,017
Kraft Foods Group, Inc.	5,031,562	426,424,880
		714,057,897
Internet Security—3.1%
Symantec Corp.	11,350,132	282,902,040
Medical-Drugs—6.7%
Merck & Co., Inc.	4,885,648	290,989,195
Pfizer, Inc.	9,553,850	324,162,130
		615,151,325
Networking Products—3.5%
Cisco Systems, Inc.	11,297,015	325,692,942
Oil & Gas Drilling—3.1%
Helmerich & Payne, Inc.	3,634,817	283,406,681
Oil Companies-Exploration & Production—6.0%
ConocoPhillips	4,155,567	282,246,111
Occidental Petroleum Corp.	3,361,574	269,262,077
		551,508,188
Oil Companies-Integrated—3.0%
Chevron Corp.	2,502,959	277,978,627
Retail-Apparel/Shoe—3.5%
Coach, Inc.	8,357,883	319,354,709
Retail-Computer Equipment—2.7%
GameStop Corp., Class A	6,558,800	252,776,152
Retail-Office Supplies—3.8%
Staples, Inc.	21,624,788	352,916,540
Retail-Restaurants—3.2%
McDonald's Corp.	3,042,498	293,753,182
Security Description	Shares/ Principal Amount	Value (Note 2)
Telephone-Integrated—6.2%
AT&T, Inc.	8,130,409	$281,637,368
Verizon Communications, Inc.	5,676,157	286,305,359
		567,942,727
Tobacco—13.3%
Altria Group, Inc.	5,871,687	293,877,934
Lorillard, Inc.	4,675,180	326,608,075
Philip Morris International, Inc.	3,305,963	275,948,732
Reynolds American, Inc.	4,464,153	327,222,415
		1,223,657,156
Total Long-Term Investment Securities (cost $8,125,259,636)		9,027,752,187
SHORT-TERM INVESTMENT SECURITIES—1.1%
U.S. Government Treasuries—1.1%
United States Treasury Bills 0.01% due 05/14/2015	$60,000,000	59,999,880
0.01% due 05/21/2015	15,000,000	15,000,090
0.01% due 06/11/2015	30,000,000	29,999,820
Total Short-Term Investment Securities (cost $104,999,583)		104,999,790
REPURCHASE AGREEMENT—0.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $41,023,000)	41,023,000	41,023,000
TOTAL INVESTMENTS (cost $8,271,282,219)(2)	99.7%	9,173,774,977
Other assets less liabilities	0.3	28,546,055
NET ASSETS —	100.0%	$9,202,321,032

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2015 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$9,027,752,187	$—	$—	$9,027,752,187
Short-Term Investment Securities	—	104,999,790	—	104,999,790
Repurchase Agreement	—	41,023,000	—	41,023,000
Total Investments at Value	$9,027,752,187	$146,022,790	$—	$9,173,774,977

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SunAmerica Strategic Value Portfolio

PORTFOLIO PROFILE — April 30, 2015 — (unaudited)

Industry Allocation*
Medical-Drugs	10.6%
Oil Companies-Integrated	6.5
Oil Companies-Exploration & Production	3.9
Electric-Integrated	3.3
Diversified Banking Institutions	3.2
Medical-HMO	3.2
Diversified Manufacturing Operations	3.2
Aerospace/Defense	3.0
Investment Management/Advisor Services	2.8
Insurance-Multi-line	2.6
Insurance-Property/Casualty	2.6
Banks-Super Regional	2.6
Cosmetics & Toiletries	2.2
Real Estate Investment Trusts	2.2
Electronic Components-Semiconductors	2.1
Networking Products	2.1
Finance-Other Services	2.1
Insurance-Reinsurance	2.1
Food-Misc./Diversified	2.0
Cable/Satellite TV	1.9
Applications Software	1.8
Oil-Field Services	1.6
Retail-Discount	1.5
Enterprise Software/Service	1.5
Multimedia	1.4
Tobacco	1.3
Aerospace/Defense-Equipment	1.3
Retail-Drug Store	1.2
Electronic Components-Misc.	1.2
Electric Products-Misc.	1.2
Commercial Services-Finance	1.2
Diagnostic Equipment	1.0
Insurance Brokers	1.0
Chemicals-Diversified	1.0
Computers	0.9
Repurchase Agreements	0.9
Retail-Regional Department Stores	0.8
Airlines	0.8
Internet Security	0.8
Oil Field Machinery & Equipment	0.7
Metal-Copper	0.7
Steel-Producers	0.7
Computer Services	0.7
Telecommunication Equipment	0.7
Insurance-Life/Health	0.7
Medical Labs & Testing Services	0.7
Batteries/Battery Systems	0.6
Real Estate Management/Services	0.6
Printing-Commercial	0.6
Medical Instruments	0.5
Oil Refining & Marketing	0.5
Apparel Manufacturers	0.5
Machinery-Farming	0.5
Electric-Generation	0.5
Computers-Memory Devices	0.5
Machinery-Construction & Mining	0.5
Housewares	0.4
Auto/Truck Parts & Equipment-Original	0.4
Footwear & Related Apparel	0.4
Metal Processors & Fabrication	0.4
Medical-Hospitals	0.4
Engineering/R&D Services	0.4%
Telephone-Integrated	0.4
Retail-Pawn Shops	0.3
Motion Pictures & Services	0.3
100.2%

* Calculated as a percentage of net assets

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.3%
Aerospace/Defense—3.0%
General Dynamics Corp.	16,768	$2,302,582
Northrop Grumman Corp.	23,777	3,662,609
Raytheon Co.	18,892	1,964,768
		7,929,959
Aerospace/Defense-Equipment—1.3%
Orbital ATK, Inc.	14,082	1,030,239
United Technologies Corp.	19,982	2,272,953
		3,303,192
Airlines—0.8%
Alaska Air Group, Inc.	31,928	2,045,308
Apparel Manufacturers—0.5%
Ralph Lauren Corp.	10,121	1,350,243
Applications Software—1.8%
Microsoft Corp.	95,297	4,635,246
Auto/Truck Parts & Equipment- Original—0.4%
Lear Corp.	10,263	1,139,501
Banks-Super Regional—2.6%
PNC Financial Services Group, Inc.	15,172	1,391,728
Wells Fargo & Co.	97,679	5,382,113
		6,773,841
Batteries/Battery Systems—0.6%
Energizer Holdings, Inc.	11,634	1,589,437
Cable/Satellite TV—1.9%
Comcast Corp., Class A	56,703	3,275,165
DISH Network Corp., Class A†	24,351	1,647,589
		4,922,754
Chemicals-Diversified—1.0%
Dow Chemical Co.	50,004	2,550,204
Commercial Services-Finance—1.2%
SEI Investments Co.	66,323	3,028,308
Computer Services—0.7%
Leidos Holdings, Inc.	42,613	1,774,405
Computers—0.9%
Hewlett-Packard Co.	70,930	2,338,562
Computers-Memory Devices—0.5%
Brocade Communications Systems, Inc.	109,380	1,235,994
Cosmetics & Toiletries—2.2%
Colgate-Palmolive Co.	31,376	2,110,977
Procter & Gamble Co.	45,509	3,618,421
		5,729,398
Diagnostic Equipment—1.0%
Danaher Corp.	33,290	2,725,785
Diversified Banking Institutions—3.2%
Bank of America Corp.	237,322	3,780,540
Citigroup, Inc.	31,885	1,700,108
JPMorgan Chase & Co.	47,569	3,009,215
		8,489,863
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations—3.2%
Crane Co.	45,290	$2,767,672
Dover Corp.	40,946	3,100,431
Eaton Corp. PLC	24,635	1,693,164
Ingersoll-Rand PLC	11,818	778,097
		8,339,364
Electric Products-Misc.—1.2%
Emerson Electric Co.	53,214	3,130,580
Electric-Generation—0.5%
AES Corp.	99,000	1,311,750
Electric-Integrated—3.3%
PPL Corp.	142,691	4,855,775
Public Service Enterprise Group, Inc.	87,762	3,645,633
		8,501,408
Electronic Components-Misc.—1.2%
AVX Corp.	81,748	1,125,670
Corning, Inc.	52,598	1,100,876
Garmin, Ltd.	22,303	1,007,873
		3,234,419
Electronic Components- Semiconductors—2.1%
Intel Corp.	170,837	5,560,744
Engineering/R&D Services—0.4%
EMCOR Group, Inc.	23,719	1,058,579
Enterprise Software/Service—1.5%
CA, Inc.	60,935	1,935,905
ManTech International Corp., Class A	67,505	1,973,171
		3,909,076
Finance-Other Services—2.1%
NASDAQ OMX Group, Inc.	112,983	5,494,363
Food-Misc./Diversified—2.0%
Campbell Soup Co.	64,536	2,885,405
Mondelez International, Inc., Class A	61,082	2,343,716
		5,229,121
Footwear & Related Apparel—0.4%
Iconix Brand Group, Inc.†	40,905	1,076,211
Housewares—0.4%
Libbey, Inc.	29,257	1,151,263
Insurance Brokers—1.0%
Marsh & McLennan Cos., Inc.	47,019	2,640,587
Insurance-Life/Health—0.7%
Aflac, Inc.	27,209	1,715,255
Insurance-Multi-line—2.6%
ACE, Ltd.	18,501	1,979,422
Allstate Corp.	16,118	1,122,780
Loews Corp.	91,802	3,822,635
		6,924,837

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty—2.6%
Chubb Corp.	34,469	$3,390,026
Mercury General Corp.	34,438	1,892,024
Travelers Cos., Inc.	15,521	1,569,328
		6,851,378
Insurance-Reinsurance—2.1%
Aspen Insurance Holdings, Ltd.	31,155	1,455,873
Endurance Specialty Holdings, Ltd.	41,906	2,530,284
Validus Holdings, Ltd.	33,653	1,407,705
		5,393,862
Internet Security—0.8%
Symantec Corp.	81,581	2,033,406
Investment Management/Advisor Services—2.8%
Franklin Resources, Inc.	116,957	6,030,303
Janus Capital Group, Inc.	74,427	1,332,243
		7,362,546
Machinery-Construction & Mining—0.5%
Oshkosh Corp.	22,736	1,224,106
Machinery-Farming—0.5%
AGCO Corp.	26,100	1,344,411
Medical Instruments—0.5%
Medtronic PLC	18,630	1,387,004
Medical Labs & Testing Services—0.7%
Quest Diagnostics, Inc.	23,975	1,712,295
Medical-Drugs—10.6%
Johnson & Johnson	114,983	11,406,313
Merck & Co., Inc.	162,941	9,704,766
Pfizer, Inc.	199,104	6,755,599
		27,866,678
Medical-HMO—3.2%
Anthem, Inc.	14,592	2,202,370
UnitedHealth Group, Inc.	47,745	5,318,793
WellCare Health Plans, Inc.†	11,209	867,913
		8,389,076
Medical-Hospitals—0.4%
HCA Holdings, Inc.†	14,467	1,070,703
Metal Processors & Fabrication—0.4%
Timken Co.	27,352	1,074,660
Metal-Copper—0.7%
Freeport-McMoRan, Inc.	80,995	1,884,754
Motion Pictures & Services—0.3%
Dolby Laboratories, Inc., Class A	22,119	890,511
Multimedia—1.4%
Time Warner, Inc.	10,327	871,702
Walt Disney Co.	26,087	2,836,179
		3,707,881
Security Description	Shares	Value (Note 2)
Networking Products—2.1%
Cisco Systems, Inc.	159,265	$4,591,610
NETGEAR, Inc.†	31,945	966,975
		5,558,585
Oil Companies-Exploration & Production—3.9%
Devon Energy Corp.	41,704	2,844,630
Occidental Petroleum Corp.	75,977	6,085,758
WPX Energy, Inc.†	96,578	1,327,947
		10,258,335
Oil Companies-Integrated—6.5%
Chevron Corp.	62,865	6,981,787
Exxon Mobil Corp.	114,800	10,030,076
		17,011,863
Oil Field Machinery & Equipment—0.7%
National Oilwell Varco, Inc.	35,474	1,930,140
Oil Refining & Marketing—0.5%
Valero Energy Corp.	23,869	1,358,146
Oil-Field Services—1.6%
Baker Hughes, Inc.	21,043	1,440,604
Oil States International, Inc.†	30,922	1,471,578
Superior Energy Services, Inc.	45,508	1,160,454
		4,072,636
Printing-Commercial—0.6%
RR Donnelley & Sons Co.	79,964	1,488,930
Real Estate Investment Trusts—2.2%
Anworth Mortgage Asset Corp.	208,961	1,061,522
MFA Financial, Inc.	588,482	4,572,505
		5,634,027
Real Estate Management/Services—0.6%
Jones Lang LaSalle, Inc.	9,438	1,567,274
Retail-Discount—1.5%
Wal-Mart Stores, Inc.	50,829	3,967,203
Retail-Drug Store—1.2%
CVS Health Corp.	32,748	3,251,549
Retail-Pawn Shops—0.3%
Ezcorp, Inc., Class A†	97,826	899,999
Retail-Regional Department Stores—0.8%
Macy's, Inc.	31,662	2,046,315
Steel-Producers—0.7%
United States Steel Corp.	76,385	1,834,768
Telecommunication Equipment—0.7%
Harris Corp.	21,713	1,742,251
Telephone-Integrated—0.4%
Atlantic Tele-Network, Inc.	13,959	921,573
Tobacco—1.3%
Altria Group, Inc.	68,685	3,437,684
Total Long-Term Investment Securities (cost $241,456,850)		260,014,106

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENT—0.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,328,000)	$2,328,000	$2,328,000
TOTAL INVESTMENTS (cost $243,784,850)(2)	100.2%	262,342,106
Liabilities in excess of other assets	(0.2)	(610,824)
NET ASSETS —	100.0%	$261,731,282

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2015 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$260,014,106	$—	$—	$260,014,106
Repurchase Agreement	—	2,328,000	—	2,328,000
Total Investments at Value	$260,014,106	$2,328,000	$—	$262,342,106

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SunAmerica Select Dividend Growth Portfolio

PORTFOLIO PROFILE — April 30, 2015 — (unaudited)

Industry Allocation*
Tobacco	8.1%
Aerospace/Defense	8.1
Food-Misc./Diversified	7.3
Retail-Apparel/Shoe	5.3
Retail-Discount	5.2
Computer Services	4.7
Data Processing/Management	3.2
Retail-Consumer Electronics	3.0
Finance-Other Services	3.0
Retail-Office Supplies	3.0
Medical Labs & Testing Services	3.0
Commercial Services-Finance	2.9
Electronic Components-Semiconductors	2.8
Applications Software	2.8
Retail-Major Department Stores	2.8
Food-Confectionery	2.8
Retail-Mail Order	2.7
Advertising Agencies	2.6
Transport-Rail	2.5
Enterprise Software/Service	2.4
Garden Products	2.4
Investment Management/Advisor Services	2.3
Industrial Gases	2.2
Semiconductor Equipment	2.2
Oil Companies-Integrated	2.1
Oil Companies-Exploration & Production	1.9
Housewares	1.8
Containers-Metal/Glass	1.7
Oil Refining & Marketing	1.7
Oil & Gas Drilling	1.7
Toys	1.6
Time Deposits	0.3
100.1%

* Calculated as a percentage of net assets

SunAmerica Select Dividend Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.8%
Advertising Agencies—2.6%
Omnicom Group, Inc.	20,010	$1,515,958
Aerospace/Defense—8.1%
Lockheed Martin Corp.	8,293	1,547,474
Northrop Grumman Corp.	11,177	1,721,705
Raytheon Co.	14,061	1,462,344
		4,731,523
Applications Software—2.8%
Microsoft Corp.	33,711	1,639,703
Commercial Services-Finance—2.9%
Western Union Co.	82,383	1,670,727
Computer Services—4.7%
Accenture PLC, Class A	16,767	1,553,463
International Business Machines Corp.	7,031	1,204,340
		2,757,803
Containers-Metal/Glass—1.7%
Greif, Inc., Class A	24,877	1,013,987
Data Processing/Management—3.2%
Broadridge Financial Solutions, Inc.	34,971	1,885,636
Electronic Components- Semiconductors—2.8%
Intel Corp.	50,655	1,648,820
Enterprise Software/Service—2.4%
CA, Inc.	44,705	1,420,278
Finance-Other Services—3.0%
CME Group, Inc.	19,108	1,737,108
Food-Confectionery—2.8%
J.M. Smucker Co.	13,883	1,609,317
Food-Misc./Diversified—7.3%
General Mills, Inc.	25,420	1,406,743
Ingredion, Inc.	19,467	1,545,679
Kellogg Co.	20,730	1,312,831
		4,265,253
Garden Products—2.4%
Scotts Miracle-Gro Co., Class A	21,994	1,418,833
Housewares—1.8%
Tupperware Brands Corp.	15,864	1,060,667
Industrial Gases—2.2%
Airgas, Inc.	12,800	1,296,384
Investment Management/Advisor Services—2.3%
T. Rowe Price Group, Inc.	16,225	1,317,145
Medical Labs & Testing Services—3.0%
Quest Diagnostics, Inc.	24,157	1,725,293
Oil & Gas Drilling—1.7%
Helmerich & Payne, Inc.	12,440	969,947
Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production—1.9%
Occidental Petroleum Corp.	14,062	$1,126,366
Oil Companies-Integrated—2.1%
Chevron Corp.	10,816	1,201,225
Oil Refining & Marketing—1.7%
HollyFrontier Corp.	25,599	992,729
Retail-Apparel/Shoe—5.3%
Guess?, Inc.	48,415	886,479
L Brands, Inc.	24,518	2,190,928
		3,077,407
Retail-Consumer Electronics—3.0%
Best Buy Co., Inc.	50,835	1,761,433
Retail-Discount—5.2%
Target Corp.	21,633	1,705,330
Wal-Mart Stores, Inc.	16,947	1,322,713
		3,028,043
Retail-Mail Order—2.7%
Williams-Sonoma, Inc.	21,272	1,564,130
Retail-Major Department Stores—2.8%
Nordstrom, Inc.	21,632	1,634,514
Retail-Office Supplies—3.0%
Staples, Inc.	105,733	1,725,563
Semiconductor Equipment—2.2%
KLA-Tencor Corp.	21,272	1,250,794
Tobacco—8.1%
Altria Group, Inc.	33,530	1,678,177
Philip Morris International, Inc.	15,683	1,309,060
Reynolds American, Inc.	23,975	1,757,367
		4,744,604
Toys—1.6%
Mattel, Inc.	34,070	959,411
Transport-Rail—2.5%
Norfolk Southern Corp.	14,242	1,436,306
Total Long-Term Investment Securities (cost $53,509,995)		58,186,907
SHORT-TERM INVESTMENT SECURITIES—0.3%
Time Deposits—0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2015 (cost $165,000)	$165,000	165,000
TOTAL INVESTMENTS (cost $53,674,995)(1)	100.1%	58,351,907
Liabilities in excess of other assets	(0.1)	(79,336)
NET ASSETS —	100.0%	$58,272,571

(1) See Note 6 for cost of investments on a tax basis.

SunAmerica Select Dividend Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2015 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$58,186,907	$—	$—	$58,186,907
Short-Term Investment Securities	—	165,000	—	165,000
Total Investments at Value	$58,186,907	$165,000	$—	$58,351,907

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited)

Note 1.  Organization

SunAmerica Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). The Fund consists of five separate series that are currently offered for sale (each a "Portfolio" and collectively, the "Portfolios") each with a distinct investment objective and strategy. With respect to the Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio, each of these Portfolios has a principal investment technique to invest in a combination of affiliated SunAmerica funds as described below (collectively, the "Underlying Funds").

The investment goals and principal investment techniques for each of the Portfolios are as follows:

Focused Multi-Asset Strategy Portfolio seeks growth of capital through allocation of assets among a combination of SunAmerica funds that invest in equity and fixed income securities. The Portfolio may also invest in the SunAmerica Alternative Strategies Fund, SunAmerica Global Trends Fund and the SunAmerica Income Explorer Fund. In addition, the Portfolio may invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Fund. The Portfolio may also invest in exchange-traded funds ("ETFs"), although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

Focused Balanced Strategy Portfolio seeks growth of capital and conservation of principal through allocation of assets among a combination of SunAmerica funds that invest in equity and fixed income securities. The Portfolio may also invest in the SunAmerica Alternative Strategies Fund, SunAmerica Global Trends Fund and the SunAmerica Income Explorer Fund. In addition, the Portfolio may invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Fund. The Portfolio may also invest in ETFs, although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

Focused Dividend Strategy Portfolio seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

SunAmerica Strategic Value Portfolio seeks long-term growth of capital by employing a "buy and hold" strategy with approximately 100 securities selected annually from the Russell 3000 Value Index.

SunAmerica Select Dividend Growth Portfolio seeks capital appreciation, and secondarily, current income by employing a "buy and hold" strategy with up to forty dividend paying equity securities selected annually from the Russell 1000® Index. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend paying equity securities.

The Asset Allocation Strategy Portfolios: Focused Multi-Asset Strategy and Focused Balanced Strategy, ("Strategy Portfolios") invest in various SunAmerica funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.safunds.com.

The Portfolios are diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

Class I shares—  Offered at net asset value per share. The class is offered exclusively for sale to certain institutions.

Class W shares—  Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

The SunAmerica Strategic Value Portfolio stopped offering Class B shares for sale as of the close of business December 2, 2014. As of the close of business January 27, 2015, Class B shares of the SunAmerica Strategic Value Portfolio converted to Class A shares.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution or account maintenance fee payments applicable to Class I or Class W. For the Strategy Portfolios, only Class B shares and Class C shares make distribution fee payments.

Indemnification: Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board") , etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios' net assets as of April 30, 2015 is reported on a schedule following each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads,

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

and yield curves to determine current value. If a price is unavailable form a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Portfolios have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Portfolios and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolios' counterparties to elect early termination could cause the Portfolios to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of April 30, 2015, the repurchase agreements held by the Portfolios are subject to master netting agreements. See each Portfolio's Portfolio of Investments and Notes to Financial Statements for more information about a Portfolio's holdings in repurchase agreements.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

As of April 30, 2015, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Focused Dividend Strategy	16.12%	$41,023,000
SunAmerica Strategic Value	0.91	2,328,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated April 30, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $254,456,000, a repurchase price of $254,456,000 and a maturity date of May 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.50%	02/28/2019	$135,140,000	$137,238,724
U.S. Treasury Notes	2.13	08/15/2021	94,690,000	97,782,954
U.S. Treasury Bonds	8.00	11/15/2021	7,595,000	10,863,174
U.S. Treasury Bonds	8.13	08/15/2021	9,705,000	13,661,952

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after the ex-dividend date. Distributions received from a Portfolio's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded as a reduction to the cost basis of the securities held. The Strategy Portfolios invest in a combination of SunAmerica Mutual Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Dividend Strategy Portfolio, and SunAmerica Select Dividend Growth Portfolio. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Portfolios reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011-2013 or expected to be taken in each Portfolio's 2014 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Organization and Offering Costs: Organizational costs incurred in connection with the commencement of the SunAmerica Select Dividend Growth Portfolio have been expensed while offering costs are reflected as "Deferred offering costs" in the Statements of Assets and Liabilities of the Portfolio, and amortized over a 12-month period.

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Portfolio	Percentage
Focused Multi-Asset Strategy	0.10%
Focused Balanced Strategy	0.10%
Focused Dividend Strategy	0.60% on the first $1.5 billion
0.50% on the next $1.5 billion
0.40% on assets over $3 billion
SunAmerica Strategic Value	0.75%
SunAmerica Select Dividend Growth	0.75%

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Portfolio's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Portfolios' business. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Portfolio	Percentage
SunAmerica Strategic Value Class A	1.72%
SunAmerica Strategic Value Class C	2.37%
SunAmerica Select Dividend Growth Class A	1.72%
SunAmerica Select Dividend Growth Class C	2.37%
SunAmerica Select Dividend Growth Class W	1.52%

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Portfolios, so that the annual operating expenses for the following classes do not exceed the amounts set forth below. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Portfolios' business. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Portfolio	Percentage
Focused Multi-Asset Strategy Class A	0.25%
Focused Multi-Asset Strategy ClassB	0.90%
Focused Multi-Asset Strategy Class C	0.90%
Focused Multi-Asset Strategy Class I	0.25%
Focused Balanced Strategy Class A	0.25%
Focused Balanced Strategy Class B	0.90%

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

Portfolio	Percentage
Focused Balanced Strategy Class C	0.90%
Focused Balanced Strategy Class I	0.25%

For the six months ended April 30, 2015, pursuant to the contractual and voluntary expense limitations in the above tables, SunAmerica has waived and/or reimbursed expenses as follows:

Portfolio	Class Specific Expenses Reimbursed
Focused Multi-Asset Strategy Class I	$614
Focused Balanced Strategy Class B	2,239
Focused Balanced Strategy Class I	5,937
Select Dividend Growth Class C	12,267
Select Dividend Growth Class W	12,728

Any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Portfolios within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the six months ended April 30, 2015, the amounts recouped by SunAmerica were as follows:

Portfolio	Class Specific Expenses Recouped
Focused Multi-Asset Strategy Class I	$338
Focused Balanced Strategy Class B	521

As of April 30, 2015, the amount of expenses previously waived and/or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

Fund Level Expenses Reimbursed
Portfolio	October 31, 2016
SunAmerica Select Dividend Growth	$1,458

	Class Specific Expenses Reimbursed
Portfolio	October 31, 2015	October 31, 2016	October 31, 2017
Focused Multi-Asset Strategy Class I	$419	$1,607	$614
Focused Balanced Strategy Class B	1,821	7,986	2,239
Focused Balanced Strategy Class I	6,383	10,314	5,937
Select Dividend Growth Class C	—	9,623	12,267
Select Dividend Growth Class W	—	9,624	12,728

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of SunAmerica. Each Portfolio has adopted a Distribution Plan on behalf of each class of shares of the Portfolios (other than Class I and Class W shares of each of the Portfolios and Class A shares of the Strategy Portfolios) (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan, and Class C Plan of each Portfolio other than the Strategy Portfolios, the Distributor receives a distribution fee from a Portfolio at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C Plans. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class's Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Plans provide that each class of shares of each Portfolio will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. For the six months ended April 30, 2015, ACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Fund, on behalf of the Focused Dividend Strategy Portfolio and SunAmerica Select Dividend Growth Portfolio, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the six months ended April 30, 2015, ACS earned fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

ACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. ACS has advised the Portfolios that for the six months ended April 30, 2015, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Portfolio	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
Focused Multi-Asset Strategy	$103,901	$44,546	$43,725	$4,840	$9,082	$4,713
Focused Balanced Strategy	97,612	44,825	37,528	451	11,178	1,613
Focused Dividend Strategy	5,793,653	761,863	4,182,222	72,036	241,790	168,948
SunAmerica Strategic Value	83,516	35,656	34,511	1,639	2,653	1,941
SunAmerica Select Dividend Growth	7,746	3,058	3,512	—	—	—

The Fund, on behalf of each Portfolio, has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, pursuant to which SAFS receives a fee from each Portfolio (except the Strategy Portfolios) to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2015, the Portfolios incurred the following expenses, which are included in transfer agent fees payable in the Statements of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

	Expense				Payable At April 30, 2015
Portfolio	Class A	Class B	Class C	Class W	Class A	Class B	Class C	Class W
Focused Dividend Strategy	$4,197,374	$333,466	$2,867,556	$2,083,773	$722,866	$57,939	$504,170	$364,901
SunAmerica Strategic Value	216,603	5,207	67,917	—	36,675	—	11,118	—
SunAmerica Select Dividend Growth	63,139	—	500	121	10,379	—	276	20

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

At April 30, 2015, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio, and shares held through Pershing LLC, in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser, owned a percentage of the outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Focused Multi-Asset Strategy	Pershing LLC	2%
Focused Balanced Strategy	Pershing LLC	2
Focused Dividend Strategy	Pershing LLC	1
SunAmerica Strategic Value	Focused Multi-Asset Strategy Portfolio	13
	Focused Balanced Strategy Portfolio	5
	Pershing LLC	2
SunAmerica Select Dividend Growth	Focused Multi-Asset Strategy Portfolio	65
	Focused Balanced Strategy Portfolio	31

The Strategy Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Funds.

Note 4.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2015 were as follows:

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio	SunAmerica Select Dividend Growth Portfolio
Purchases (excluding U.S. government securities)	$8,541,419	$9,759,413	$3,509,344,091	$147,186,337	$1,063,828
Sales (excluding U.S. government securities)	32,353,830	19,653,688	3,216,147,497	153,210,742	1,356,824
Purchases of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—

Note 5.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned shares of the Underlying Funds. For the six months ended April 30, 2015, transactions in these securities were as follows:

Focused Multi-Asset Strategy

Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2014	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2015
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$62,849	$—	$15,950,442	$72,913	$1,200,684	$(344,022)	$(337,886)	$14,140,763
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	104,194	1,195,083	16,156,995	1,309,453	1,200,684	(410,542)	636,503	16,491,725
SunAmerica Income Funds, SunAmerica Flexible Credit Fund, Class A	143,052	—	—	8,487,511	489,165	12,322	281,279	8,291,947

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2014	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2015
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	$165,988	$—	$16,130,772	$171,736	$9,051,662	$10,399	$(376,349)	$6,884,896
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	134,110	—	15,877,239	144,174	1,200,684	9,100	57,213	14,887,042
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	399,881	1,993,367	33,706,342	2,413,263	2,401,369	764,009	(1,131,754)	33,350,491
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	487,665	48,864	38,029,260	556,657	2,401,369	204,057	1,271,744	37,660,349
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	379,027	—	36,897,186	399,154	2,401,369	903,951	16,427	35,815,349
SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A	—	—	30,946,858	20,128	2,401,369	(941,303)	108,044	27,732,358
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	1,081,728	35,601,260	1,101,856	2,401,369	630,146	(1,618,745)	33,313,148
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	2,160,400	36,514,207	2,180,527	2,401,369	566,728	(1,765,268)	35,094,825
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	216,471	15,065,655	226,535	1,200,684	(174,838)	370,778	14,287,446
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	383,978	658,466	16,448,346	1,052,507	1,200,684	4,774	(805,031)	15,499,912
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	—	32,328,952	20,128	2,401,369	187,184	2,003,307	32,138,202
	$2,260,744	$7,354,379	$339,653,514	$18,156,542	$32,353,830	$1,421,965	$(1,289,738)	$325,588,453

†  Includes reinvestment of distributions paid.

Focused Balanced Strategy

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2014	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2015
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$53,672	$—	$13,610,356	$129,293	$867,165	$(134,372)	$(426,051)	$12,312,061
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	22,533	258,458	3,491,065	299,922	216,791	(11,540)	66,744	3,629,400
SunAmerica Income Funds, SunAmerica Flexible Credit Fund, Class A	152,655	—	—	9,023,215	424,957	10,899	301,612	8,910,769
SunAmerica Income Funds, SunAmerica GNMA Fund, Class A@	9,134	—	5,045,520	—	7,451	(682)	278,386	—
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	312,222	—	17,419,130	406,748	1,083,954	15,172	(117,330)	16,639,766
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	111,143	—	10,555,261	184,321	3,942,910	(257,576)	38,573	11,893,442
SunAmerica Senior Floating Rate Fund, Inc., Class A	169,560	—	10,300,547	211,079	2,638,971	(112,250)	14,326	7,774,731
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	241,713	1,197,653	20,232,439	1,543,345	1,192,351	453,701	(662,020)	20,375,114

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2014	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2015
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	$232,405	$23,242	$18,100,593	$350,174	$1,083,955	$92,844	$610,609	$18,070,265
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	152,237	—	14,821,117	227,859	867,163	227,698	144,742	14,554,253
SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A	—	—	2,449,372	2,438	2,363,976	(710,150)	622,316	—
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	472,338	15,531,893	547,960	867,164	256,815	(689,659)	14,779,845
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	1,265,478	21,376,302	1,361,010	2,416,752	751,029	(1,498,481)	19,573,108
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	82,175	5,713,510	115,259	379,383	(42,216)	117,724	5,524,894
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	84,033	143,193	3,573,001	246,107	216,791	(7,838)	(164,418)	3,430,061
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	—	17,153,053	94,527	1,083,954	83,151	1,083,185	17,329,962
	$1,541,307	$3,442,537	$179,373,159	$14,743,257	$19,653,688	$614,685	$(279,742)	$174,797,671

†  Includes reinvestment of distributions paid.

@  Effective November 10, 2014, all of the assets and liabilities of the SunAmerica GNMA Fund, a series of SunAmerica Income Funds, were transferred in a tax-free exchange to the SunAmerica U.S. Government Securities Fund, a series of SunAmerica Income Funds, in exchange for shares of the SunAmerica U.S. Government Securities Fund.

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, and retirement pension expense.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2014
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
Focused Multi-Asset Strategy	$1,481,149	$(238,444,038)	$19,154,170	$6,233,275	$—
Focused Balanced Strategy	349,653	(51,335,473)	12,214,196	4,135,947	—
Focused Dividend Strategy	89,755,925	435,504,407	1,093,206,644	319,219,398	96,767,267
SunAmerica Strategic Value	1,691,982	(124,603,282)	36,340,846	1,338,615	1,047,309
SunAmerica Select Dividend Growth(1)	150,171	—	2,644,931	363,533	—

(1)  For the period May 2, 2014 (commencement of operations) to October 31, 2014.

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

As of October 31, 2014, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	Capital Loss Carryforward†				Unlimited†
	2015	2016	2017	2018	ST	LT
Focused Multi-Asset Strategy*	$56,972,212	$76,595,915	$81,963,730	$22,912,181	$—	$—
Focused Balanced Strategy*	1,767,595	16,375,522	32,787,679	404,677	—	—
Focused Dividend Strategy	—	—	—	—	—	—
SunAmerica Strategic Value*	14,882,962	19,625,378	90,094,942	—	—	—
SunAmerica Select Dividend Growth	—	—	—	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

*  Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of the capital losses will be available for use. As of October 31, 2014, based on current tax law, the Focused Multi-Asset Strategy, Focused Balanced Strategy and SunAmerica Strategic Value have $120,146,109, $1,363,834 and $27,727,344, respectively, of capital losses that will not be available for use.

As of April 30, 2015, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio	SunAmerica Select Dividend Growth Portfolio
Cost (tax basis)	$307,724,020	$162,863,217	$8,272,724,404	$244,487,843	$53,684,914
Appreciation	33,122,524	15,173,382	1,087,258,567	23,672,542	7,406,784
Depreciation	(15,258,091)	(3,238,928)	(186,207,994)	(5,818,279)	(2,739,791)
Net unrealized appreciation (depreciation)	$17,864,433	$11,934,454	$901,050,573	$17,854,263	$4,666,993

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each series were as follows:

	Focused Multi-Asset Strategy
	Class A				Class B
	For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014		For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	409,017	$6,683,085	1,324,470	$20,636,194	78,566	$1,266,445	181,738	$2,816,254
Reinvested dividends	168,143	2,648,258	232,667	3,545,849	15,480	243,493	33,286	506,276
Shares redeemed(1)(2)	(1,092,435)	(17,751,925)	(1,915,991)	(29,969,753)	(295,056)	(4,806,386)	(917,116)	(14,271,432)
Net increase (decrease)	(515,275)	$(8,420,582)	(358,854)	$(5,787,710)	(201,010)	$(3,296,448)	(702,092)	$(10,948,902)
	Class C				Class I
	For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014		For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	137,793	$2,221,830	319,321	$4,947,624	603	$9,852	1,111	$17,162
Reinvested dividends	59,783	939,796	106,786	1,624,208	301	4,741	620	9,452
Shares redeemed	(665,148)	(10,735,219)	(1,566,012)	(24,326,015)	(527)	(8,594)	(11,869)	(183,092)
Net increase (decrease)	(467,572)	$(7,573,593)	(1,139,905)	$(17,754,183)	377	$5,999	(10,138)	$(156,478)
	Focused Balanced Strategy
	Class A				Class B
	For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014		For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	257,466	$4,068,628	622,959	$9,476,693	73,641	$1,148,469	138,195	$2,076,517
Reinvested dividends	60,885	937,970	147,564	2,214,810	8,709	132,377	25,537	378,101
Shares redeemed(3)(4)	(515,209)	(8,165,973)	(1,126,447)	(17,195,280)	(166,111)	(2,601,103)	(383,520)	(5,811,932)
Net increase (decrease)	(196,858)	$(3,159,375)	(355,924)	$(5,503,777)	(83,761)	$(1,320,257)	(219,788)	$(3,357,314)

(1)  For the six months ended April 30, 2015, includes automatic conversion of 158,288 shares of Class B shares in the amount of $2,589,861 to 157,775 shares of Class A shares in the amount of $2,589,861.

(2)  For the year ended October 31, 2014, includes automatic conversion of 388,472 shares of Class B shares in the amount of $6,047,483 to 386,706 shares of Class A shares in the amount of $6,047,483.

(3)  For the six months ended April 30, 2015, includes automatic conversion of 51,775 shares of Class B shares in the amount of $818,084 to 51,318 shares of Class A shares in the amount of $818,084.

(4)  For the year ended October 31, 2014, includes automatic conversion of 124,255 shares of Class B shares in the amount of $1,880,547 to 123,149 shares of Class A shares in the amount of $1,880,547.

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

	Class C				Class I
	For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014		For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	123,506	$1,934,145	343,238	$5,174,922	1,914	$30,435	3,479	$52,791
Reinvested dividends	29,067	443,565	76,315	1,135,692	382	5,898	1,233	18,487
Shares redeemed	(369,148)	(5,774,895)	(726,902)	(11,011,163)	(1,801)	(28,483)	(22,992)	(346,240)
Net increase (decrease)	(216,575)	$(3,397,185)	(307,349)	$(4,700,549)	495	$7,850	(18,280)	$(274,962)
	Focused Dividend Strategy Portfolio
	Class A				Class B
	For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014		For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	35,647,785	$626,217,941	98,253,064	$1,678,006,036	1,882,710	$32,585,729	3,917,527	$66,849,143
Reinvested dividends	13,967,125	229,146,698	11,725,026	196,141,379	943,786	15,370,741	551,482	9,173,894
Shares redeemed(1)(2)	(32,579,198)	(571,348,801)	(124,054,799)	(2,135,882,687)	(963,475)	(16,693,442)	(1,816,780)	(30,991,591)
Net increase (decrease)	17,035,712	$284,015,838	(14,076,709)	$(261,735,272)	1,863,021	$31,263,028	2,652,229	$45,031,446
	Class C				Class W
	For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014		For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	23,967,124	$415,725,532	45,595,250	$775,060,615	27,210,043	$476,041,341	75,558,958	$1,305,222,358
Reinvested dividends	7,676,331	124,954,374	4,316,938	71,820,918	5,633,670	92,432,024	2,326,114	39,257,506
Shares redeemed	(11,196,934)	(195,002,462)	(22,248,490)	(380,586,990)	(19,671,564)	(344,669,935)	(34,919,733)	(600,945,834)
Net increase (decrease)	20,446,521	$345,677,444	27,663,698	$466,294,543	13,172,149	$223,803,430	42,965,339	$743,534,030
	SunAmerica Strategic Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014		For period ended January 27, 2015 (unaudited)†		For the year ended October 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)(5)	616,302	$16,154,484	1,382,202	$31,648,258	10,312	$250,621	136,927	$2,994,526
Reinvested dividends	73,938	1,863,968	77,601	1,769,308	1,338	31,448	2,726	57,959
Shares redeemed(3)(4)(5)	(476,095)	(12,552,789)	(1,299,580)	(31,294,013)	(420,785)	(10,232,037)	(231,930)	(5,143,214)
Net increase (decrease)	214,145	$5,465,663	160,223	$2,123,553	(409,135)	$(9,949,968)	(92,277)	$(2,090,729)

(1)  For the six months ended April 30, 2015, includes automatic conversion of 64,686 shares of Class B shares in the amount of $1,141,526 to 64,263 shares of Class A shares in the amount of $1,141,526.

(2)  For the year ended October 31, 2014, includes automatic conversion of 129,857 shares of Class B shares in the amount of $2,227,643 to 129,090 shares of Class A shares in the amount of $2,227,643.

(3)  For the six months ended April 30, 2015, includes automatic conversion of 8,934 shares of Class B shares in the amount of $221,088 to 8,309 shares of Class A shares in the amount of $221,088.

(4)  For the year ended October 31, 2014, includes automatic conversion of 62,704 shares of Class B shares in the amount of $1,406,422 to 58,305 shares of Class A shares in the amount of $1,406,422.

(5)  For the six months ended April 30, 2015, includes the conversion of 78,382 shares of Class B in the amount of $1,914,878 to 73,004 shares of Class A shares in the amount of $1,914,893 relating to the conversion of Class B shares on January 27, 2015.

†  See Note 1

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

	Class C
	For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	61,866	$1,508,526	93,801	$2,086,071
Reinvested dividends	12,403	291,104	18,962	402,763
Shares redeemed	(193,821)	(4,746,216)	(375,903)	(8,425,860)
Net increase (decrease)	(119,552)	$(2,946,586)	(263,140)	$(5,937,026)

	SunAmerica Select Dividend Growth Portfolio
	Class A				Class C
	For the six months ended April 30, 2015 (unaudited)		For the period May 2, 2014@ through October 31, 2014		For the six months ended April 30, 2015 (unaudited)		For the period May 2, 2014@ through October 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	31,139	$507,410	3,771,561	$56,582,452	99,164	$1,630,950	6,849	$102,850
Reinvested dividends	50,496	797,256	23,240	362,318	147	2,341	26	403
Shares redeemed	(212,634)	(3,486,517)	(211,200)	(3,261,693)	(5)	(90)	—	—
Net increase (decrease)	(130,999)	$(2,181,851)	3,583,601	$53,683,077	99,306	$1,633,201	6,875	$103,253

	Class W
	For the six months ended April 30, 2015 (unaudited)		For the period May 2, 2014@ through October 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	—	$—	6,667	$100,000
Reinvested dividends	101	1,601	48	746
Shares redeemed	—	—	—	—
Net increase (decrease)	101	$1,601	6,715	$100,746

@  Commencement of operations

Note 8.  Directors' Retirement Plan

The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Directors. The Retirement Plan provides generally that a Disinterested Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

NOTES TO FINANCIAL STATEMENTS — April 30, 2015 — (unaudited) (continued)

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statements of Operations.

	As of April 30, 2015
	Retirement Plan	Retirement Plan	Retirement Plan
Portfolio	Liability	Expense	Payments
Focused Multi-Asset Strategy	$—	$2	$1,029
Focused Balanced Strategy	—	1	434
Focused Dividend Strategy	—	37	1,326
SunAmerica Strategic Value	—	1	1,022

Note 9.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit, both of which are included in other expenses on the Statements of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended April 30, 2015, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Focused Dividend Strategy	2	$1,225	$15,983,350	1.34%
SunAmerica Strategic Value	9	35	101,751	1.39

At April 30, 2015, there were no borrowings outstanding.

Note 10.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended April 30, 2015, none of the Portfolios participated in this program.

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — (unaudited)

The Board of SunAmerica Series, Inc., including the Independent Directors, approved the Investment Advisory and Management Agreement (the "Advisory Agreement") by and between SunAmerica Series, Inc. and SunAmerica Asset Management, LLC ("SunAmerica"), on behalf of the SunAmerica Select Dividend Growth Portfolio (the "Dividend Growth Portfolio"), for an initial term ending June 30, 2015, at an in-person meeting held on December 3, 2013.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica provided, materials relating to the Board's consideration of whether to approve the Advisory Agreement. These materials included, among other things: (a) a summary of the services to be provided to the Dividend Growth Portfolio by SunAmerica and its affiliates; (b) information independently compiled and prepared by Lipper on the proposed fees and expenses of the Dividend Growth Portfolio as compared with a peer group of funds, along with along with fee and performance data with respect to any other mutual funds or other accounts advised or subadvised by SunAmerica with similar investment objectives and/or strategies, as applicable; (c) information about SunAmerica's compliance policies and procedures; (d) information about SunAmerica's risk management processes; (e) information regarding brokerage and soft dollar practices; and (f) information about the key personnel of SunAmerica and its affiliates that will be involved in the investment management, administration, compliance and risk management activities with respect to the Dividend Growth Portfolio, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the Advisory Agreement, the Board, including the Independent Directors, considered the following information:

Nature, Extent and Quality of Services Provided by SunAmerica

The Board, including the Independent Directors, considered the nature, quality and extent of services to be provided by SunAmerica. The Board noted that the services would include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies for the Dividend Growth Portfolio. The Board also observed that SunAmerica would provide office space, bookkeeping, accounting, legal, compliance, clerical, secretarial and certain administrative services (exclusive of, and in addition to, any such service provided by any other party retained by the Dividend Growth Portfolio) and has authorized its officers and employees, if elected, to serve as officers or Directors of SunAmerica Series, Inc. without compensation. Finally, the Board noted that SunAmerica would be responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers. In addition to the quality of the advisory services to be provided by SunAmerica, the Board considered the quality of the administrative and other services to be provided by SunAmerica to the Dividend Growth Portfolio pursuant to the Advisory Agreement.

In connection with the services to be provided by SunAmerica, it was further noted that the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they would be adequate to meet the needs of the Dividend Growth Portfolio. The Board also reviewed the personnel that would be responsible for providing advisory services to the Dividend Growth Portfolio and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices and concluded, based on their experience and interaction with SunAmerica, that: (i) SunAmerica has the ability to retain quality investment and other personnel; (ii) SunAmerica would exhibit a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica would be responsive to requests of the Board; and (iv) SunAmerica would keep the Board apprised of developments relating to the Dividend Growth Portfolio and the industry in general. The Board concluded that the nature and extent of services to be provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services was expected to be high.

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — (unaudited) (continued)

The Board also considered SunAmerica's reputation and considered the benefit to shareholders of investing in a fund that is part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of September 30, 2013, SunAmerica managed, advised and/or administered approximately $64.2 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to a culture of compliance generally and with respect to its proposed management and administration of the Fund. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Dividend Growth Portfolio. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Dividend Growth Portfolio.

Investment Performance

The Board considered the performance of certain other Funds managed by SunAmerica that utilize rules-based strategies, and noted in particular that a rules-based fund with a similar strategy to the Dividend Growth Portfolio had performed well over the past 1-, 3- and 5-year periods ended September 30, 2013. In considering this comparative performance information, however, the Board also reviewed any relevant distinctions and differences with respect to such Funds and acknowledged that past performance is not necessarily indicative of future results. The Board also reviewed back-tested performance information of a sample portfolio constructed in accordance with the Dividend Growth Portfolio's characteristics.

Consideration of the Management Fee and the Cost of the Services to be Provided by SunAmerica

The Board then noted that it received and reviewed information regarding the fees to be paid by the Dividend Growth Portfolio to SunAmerica pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica or its affiliates in connection with providing such services to the Dividend Growth Portfolio.

To assist in analyzing the reasonableness of the management fee for the Dividend Growth Portfolio, the Board received reports independently prepared by Lipper, which contained comparative fee and expense information with respect to the Dividend Growth Portfolio (which is based on estimated expense amounts) and a representative group of similar funds as determined by Lipper. In considering the reasonableness of the management fee to be paid by the Dividend Growth Portfolio to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual advisory fees; and (ii) total operating expenses. In considering the Dividend Growth Portfolio's projected total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to the Dividend Growth Portfolio. The Board further considered that, unlike the funds in the peer group and peer universe, the fee waivers and/or reimbursements anticipated to be made by SunAmerica with respect to the Dividend Growth Portfolio are only reflected in the total expenses category of the Lipper report, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper report. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the peer group and peer universe may appear lower on a relative basis. The Board also considered the various expense components of the Dividend Growth Portfolio and compared its net expense ratio to those of other funds within its peer group and peer universe as a guide to help assess the reasonableness of the management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the peer group and peer universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — (unaudited) (continued)

in assessing whether SunAmerica would be providing services at a cost that was competitive with other, similar funds. The Board took into account management's discussion of the Fund's proposed fees and anticipated expenses.

The Board also considered the advisory fee received by SunAmerica with respect to other mutual funds managed by SunAmerica, for which it serves as investment adviser or a subadviser, with similar investment strategies to the Dividend Growth Portfolio, and reviewed any relevant distinctions or differences with respect to such other mutual funds.

Profitability

The Board noted that it did not receive information regarding the profitability of SunAmerica or its affiliates because the Fund had not yet commenced operations and the Advisory Agreement was not yet in effect.

The Board noted that it had reviewed financial statements and/or other financial reports from SunAmerica and considered whether SunAmerica had the financial resources necessary to attract and retain high quality investment management personnel and to provide high quality services to the Dividend Growth Portfolio.

The Board concluded that SunAmerica had the resources necessary to perform its obligations under the Advisory Agreement, and to provide the Dividend Growth Portfolio with high quality services that the Board expects. The Board also concluded that the advisory fee was reasonable in light of the factors discussed above.

Economies of Scale

The Board did not review specific information regarding whether shareholders would benefit from economies of scale with respect to the Dividend Growth Portfolio as it had not yet commenced operations. However, the Board did consider that as a result of being part of the SunAmerica fund complex, the Dividend Growth Portfolio will share common resources and may share certain expenses, and if the size of the complex increases, the Dividend Growth Portfolio could incur lower expenses than it otherwise would achieve as a standalone entity.

Other Factors

The Board also received and reviewed information regarding SunAmerica's brokerage and soft dollar practices. The Board considered that SunAmerica would be responsible for decisions to buy and sell securities for the Dividend Growth Portfolio, selection of broker-dealers and negotiation of commission rates, as applicable. The Board also considered the potential benefits SunAmerica may derive from soft dollar arrangements, as applicable, including arrangements under which brokers provide research and/or certain limited brokerage services to clients in return for allocating brokerage.

Conclusion

After a full and complete discussion, the Board approved the Advisory Agreement for an initial term ending June 30, 2015. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interests of the Dividend Growth Portfolio and its shareholders. In arriving at a decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent counsel in making this determination.

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

William J. Shea

Officers

John T. Genoy, President
and Chief Executive Officer

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

James Nichols, Vice President

Kara Murphy, Vice President

Katherine Stoner, Vice President and Chief Compliance Officer

Gregory N. Bressler, Secretary

Nori L. Gabert, Vice President and
Assistant Secretary

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Distributor

AIG Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Shareholder Servicing Agent

SunAmerica Fund Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 5607
Boston, MA 02110

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Portfolios which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. PORTFOLIOS

Information regarding how SunAmerica Series, Inc. Portfolios voted proxies relating to securities held in the SunAmerica Series, Inc. Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to SunAmerica Mutual Funds c/o BFDS, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.safunds.com
2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by: AIG Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

FOSAN - 4/15

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))
attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and
Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 8, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 8, 2015